NON-CONTROLLING INTEREST - DragonWave HFCL India Private Limited (Details) $ in Thousands	12 Months Ended
Feb. 28, 2017 USD ($)
Noncontrolling Interest
Dividend paid to minority share holders	$ 1,105
DragonWave HFCL India Private Limited
Noncontrolling Interest
Ownership interest (as a percent)	50.10%
Dividend paid to share holders	$ 1,839
Dividend paid to parent company share holders	921
Dividend paid to minority share holders	$ 918